Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets

Net deferred tax assets consist of the following components as of December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Deferred tax assets:
Net operating loss carryover	$8,854,900	$8,007,900
Depreciation	-	247,900
Related party accrual	179,400	113,400
Capital Loss Carryover	5,500	5,500
Deferred tax liabilities
Depreciation	(197,200)	-
Valuation allowance	(8,842,600)	(8,374,700)
Net deferred tax asset	$-	$-
Net deferred tax asset$	-	$-

Schedule of Federal Income Tax Rate

The income tax provision differs from the amount of income tax determined by applying the U.S. Federal income tax rate to pretax income from continuing operations for the years ended December 31, 2016 and 2015 due to the following:

	December 31, 2016	December 31, 2015
Book income (loss)	$(3,350,700)	$2,119,100
Grant income	(7,100)	(7,100)
Depreciation	(25,300)	(41,500)
Intangible asset impairment	12,100	-
Related party accrual	65,900	(516,100)
Meals and entertainment	1,600	1,600
Stock for services	341,300	113,900
Options expense	229,600	9,700
Non-cash interest expense	1,976,300	581,500
Other non-deductible expenses	(90,600)	(3,112,100)
Valuation allowance	846,900	851,000
Income tax expense	$-	$-